Stock-based Compensation (Details) - Schedule of RSA and RSUs Activities - Restricted Stock Units [Member]	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Nonvested beginning balance | shares
Weighted Average Grant Date Fair Value per Share, Nonvested beginning balance | $ / shares
Number of Shares, Granted | shares	600,000
Weighted Average Grant Date Fair Value per Share, Granted | $ / shares	$ 0.45
Number of Shares, Nonvested ending balance | shares	600,000
Weighted Average Grant Date Fair Value per Share, Nonvested ending balance | $ / shares	$ 0.45